Risk Management (Details) - Schedule of Risk Concentration - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	$ 40,811,886	$ 38,729,401
Stage 1 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	34,765,745	34,675,625
Stage 2 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	3,856,528	2,007,499
Stage 3 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	2,189,613	2,046,277
Commercials Loan [Member] | Agriculture and Livestock [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	623,473	655,147
Commercials Loan [Member] | Fruit cultivation [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	646,609	630,566
Commercials Loan [Member] | Forest [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	139,523	170,756
Commercials Loan [Member] | Fishing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	313,396	284,398
Commercials Loan [Member] | Mining [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	241,799	260,454
Commercials Loan [Member] | Oil and Natural Gas [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	3,536	88,734
Commercials Loan [Member] | Stage 1 [Member] | Agriculture and Livestock [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	478,676	487,463
Commercials Loan [Member] | Stage 1 [Member] | Fruit cultivation [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	444,600	430,046
Commercials Loan [Member] | Stage 1 [Member] | Forest [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	108,232	134,192
Commercials Loan [Member] | Stage 1 [Member] | Fishing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	290,978	261,651
Commercials Loan [Member] | Stage 1 [Member] | Mining [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	228,565	241,704
Commercials Loan [Member] | Stage 1 [Member] | Oil and Natural Gas [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	3,146	88,588
Commercials Loan [Member] | Stage 2 [Member] | Agriculture and Livestock [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	70,687	103,160
Commercials Loan [Member] | Stage 2 [Member] | Fruit cultivation [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	107,445	148,116
Commercials Loan [Member] | Stage 2 [Member] | Forest [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	10,901	20,162
Commercials Loan [Member] | Stage 2 [Member] | Fishing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	14,655	13,479
Commercials Loan [Member] | Stage 2 [Member] | Mining [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	5,578	11,590
Commercials Loan [Member] | Stage 2 [Member] | Oil and Natural Gas [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	199	1
Commercials Loan [Member] | Stage 3 [Member] | Agriculture and Livestock [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	74,110	64,524
Commercials Loan [Member] | Stage 3 [Member] | Fruit cultivation [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	94,564	52,404
Commercials Loan [Member] | Stage 3 [Member] | Forest [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	20,390	16,402
Commercials Loan [Member] | Stage 3 [Member] | Fishing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	7,763	9,268
Commercials Loan [Member] | Stage 3 [Member] | Mining [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	7,656	7,160
Commercials Loan [Member] | Stage 3 [Member] | Oil and Natural Gas [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	191	145
Manufacturing Industry [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	18,140,097	17,717,580
Manufacturing Industry [Member] | Food, beverages and tobacco [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	341,837	377,442
Manufacturing Industry [Member] | Textile, leather and footwear [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	77,092	83,400
Manufacturing Industry [Member] | Wood and furniture [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	88,188	85,965
Manufacturing Industry [Member] | Cellulose, paper and printing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	75,732	65,825
Manufacturing Industry [Member] | Chemicals and petroleum derivatives [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	112,504	153,929
Manufacturing Industry [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	354,907	362,906
Manufacturing Industry [Member] | Other manufacturing industries [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	233,382	236,499
Manufacturing Industry [Member] | Electricity, gas, and wáter [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	926,342	901,777
Manufacturing Industry [Member] | Home buildings [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	216,613	239,529
Manufacturing Industry [Member] | Non-residential construction [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	549,205	629,270
Manufacturing Industry [Member] | Wholesale trade [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,689,351	1,676,944
Manufacturing Industry [Member] | Retail trade, restaurants and hotels [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,663,719	1,542,653
Manufacturing Industry [Member] | Transport and storage [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	712,522	775,560
Manufacturing Industry [Member] | Telecommunications [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	474,157	358,033
Manufacturing Industry [Member] | Financial Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	579,234	381,800
Manufacturing Industry [Member] | Real Estate Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	2,623,778	2,629,783
Manufacturing Industry [Member] | Social services and other community services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	5,453,198	5,126,210
Manufacturing Industry [Member] | Stage 1 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	15,617,866	15,177,449
Manufacturing Industry [Member] | Stage 1 [Member] | Food, beverages and tobacco [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	301,193	316,574
Manufacturing Industry [Member] | Stage 1 [Member] | Textile, leather and footwear [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	64,068	65,269
Manufacturing Industry [Member] | Stage 1 [Member] | Wood and furniture [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	78,856	75,962
Manufacturing Industry [Member] | Stage 1 [Member] | Cellulose, paper and printing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	61,702	50,984
Manufacturing Industry [Member] | Stage 1 [Member] | Chemicals and petroleum derivatives [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	108,011	147,113
Manufacturing Industry [Member] | Stage 1 [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	319,322	323,717
Manufacturing Industry [Member] | Stage 1 [Member] | Other manufacturing industries [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	194,742	201,044
Manufacturing Industry [Member] | Stage 1 [Member] | Electricity, gas, and wáter [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	910,813	881,647
Manufacturing Industry [Member] | Stage 1 [Member] | Home buildings [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	164,118	181,933
Manufacturing Industry [Member] | Stage 1 [Member] | Non-residential construction [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	472,579	537,110
Manufacturing Industry [Member] | Stage 1 [Member] | Wholesale trade [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,420,083	1,368,044
Manufacturing Industry [Member] | Stage 1 [Member] | Retail trade, restaurants and hotels [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,501,379	1,366,605
Manufacturing Industry [Member] | Stage 1 [Member] | Transport and storage [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	600,729	625,506
Manufacturing Industry [Member] | Stage 1 [Member] | Telecommunications [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	450,555	334,065
Manufacturing Industry [Member] | Stage 1 [Member] | Financial Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	575,666	374,770
Manufacturing Industry [Member] | Stage 1 [Member] | Real Estate Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	2,237,404	2,221,740
Manufacturing Industry [Member] | Stage 1 [Member] | Social services and other community services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	4,602,449	4,461,722
Manufacturing Industry [Member] | Stage 2 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,353,067	1,422,166
Manufacturing Industry [Member] | Stage 2 [Member] | Food, beverages and tobacco [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	15,366	45,972
Manufacturing Industry [Member] | Stage 2 [Member] | Textile, leather and footwear [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	5,679	12,102
Manufacturing Industry [Member] | Stage 2 [Member] | Wood and furniture [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	2,438	4,676
Manufacturing Industry [Member] | Stage 2 [Member] | Cellulose, paper and printing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	9,035	9,977
Manufacturing Industry [Member] | Stage 2 [Member] | Chemicals and petroleum derivatives [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	3,187	5,631
Manufacturing Industry [Member] | Stage 2 [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	13,870	15,678
Manufacturing Industry [Member] | Stage 2 [Member] | Other manufacturing industries [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	19,248	15,245
Manufacturing Industry [Member] | Stage 2 [Member] | Electricity, gas, and wáter [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	10,497	14,178
Manufacturing Industry [Member] | Stage 2 [Member] | Home buildings [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	29,377	33,493
Manufacturing Industry [Member] | Stage 2 [Member] | Non-residential construction [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	28,395	34,437
Manufacturing Industry [Member] | Stage 2 [Member] | Wholesale trade [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	105,396	161,570
Manufacturing Industry [Member] | Stage 2 [Member] | Retail trade, restaurants and hotels [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	74,975	86,124
Manufacturing Industry [Member] | Stage 2 [Member] | Transport and storage [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	56,933	90,913
Manufacturing Industry [Member] | Stage 2 [Member] | Telecommunications [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	16,341	16,522
Manufacturing Industry [Member] | Stage 2 [Member] | Financial Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	2,656	4,166
Manufacturing Industry [Member] | Stage 2 [Member] | Real Estate Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	231,680	210,683
Manufacturing Industry [Member] | Stage 2 [Member] | Social services and other community services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	518,529	364,291
Manufacturing Industry [Member] | Stage 3 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,169,164	1,117,965
Manufacturing Industry [Member] | Stage 3 [Member] | Food, beverages and tobacco [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	25,278	14,896
Manufacturing Industry [Member] | Stage 3 [Member] | Textile, leather and footwear [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	7,345	6,029
Manufacturing Industry [Member] | Stage 3 [Member] | Wood and furniture [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	6,894	5,327
Manufacturing Industry [Member] | Stage 3 [Member] | Cellulose, paper and printing [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	4,995	4,864
Manufacturing Industry [Member] | Stage 3 [Member] | Chemicals and petroleum derivatives [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,306	1,185
Manufacturing Industry [Member] | Stage 3 [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	21,715	23,511
Manufacturing Industry [Member] | Stage 3 [Member] | Other manufacturing industries [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	19,392	20,210
Manufacturing Industry [Member] | Stage 3 [Member] | Electricity, gas, and wáter [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	5,032	5,952
Manufacturing Industry [Member] | Stage 3 [Member] | Home buildings [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	23,118	24,103
Manufacturing Industry [Member] | Stage 3 [Member] | Non-residential construction [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	48,231	57,723
Manufacturing Industry [Member] | Stage 3 [Member] | Wholesale trade [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	163,872	147,330
Manufacturing Industry [Member] | Stage 3 [Member] | Retail trade, restaurants and hotels [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	87,365	89,924
Manufacturing Industry [Member] | Stage 3 [Member] | Transport and storage [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	54,860	59,141
Manufacturing Industry [Member] | Stage 3 [Member] | Telecommunications [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	7,261	7,446
Manufacturing Industry [Member] | Stage 3 [Member] | Financial Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	912	2,864
Manufacturing Industry [Member] | Stage 3 [Member] | Real Estate Services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	154,694	197,360
Manufacturing Industry [Member] | Stage 3 [Member] | Social services and other community services [Member] | Market risk [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	332,220	300,197
Mortgage Loans [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	17,073,439	15,729,009
Mortgage Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	14,635,723	14,672,080
Mortgage Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	1,713,185	367,467
Mortgage Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	724,531	689,462
Consumer loans [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	5,598,350	5,282,812
Consumer loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	4,512,156	4,826,096
Consumer loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	790,276	217,866
Consumer loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Risk Concentration [Line Items]
Assets before allowances	$ 295,918	$ 238,850